Share Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended				8 Months Ended	12 Months Ended
	Mar. 19, 2020	May 18, 2020	Jun. 17, 2019	Mar. 04, 2019	Oct. 31, 2015	Aug. 18, 2017	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 15, 2021	Feb. 17, 2021	Jan. 10, 2019	Dec. 31, 2015
Share Based Compensation (Details) [Line Items]
Purchase of aggregate shares							2,350,000
Aggregate intrinsic value (in Dollars)
Ordinary shares issued												4,000,000	1,510,000	183,342
Share based compensation expense (in Dollars)										$ 8,800
General and administrative expenses (in Dollars)							14,440
Selling and marketing expenses (in Dollars)
Research and development expenses (in Dollars)							$ 225
Ordinary shares issued							9,519,676
Parent Company [Member]
Share Based Compensation (Details) [Line Items]
Ordinary shares issued							2,695,194
EarlyBird Capital, Inc. [Member]
Share Based Compensation (Details) [Line Items]
Initial public offering, description					At the IPO of the predecessor company of Pacific Special Acquisition Corp (“PSAC”) in October 2015, an option was issued to the underwriter of the IPO, EarlyBird Capital, Inc., to purchase up to 400,000 units at $10.00 per unit (“Unit Purchase Option”), where each unit of the option consists of one ordinary share of the Company, one right (convertible into one tenth of an ordinary share) and one warrant to purchase one half of one ordinary share at $12 per whole share. The option is fully vested at the merger of PSAC with Borqs International Holding Corp, and expires five years from the IPO, which is October 2020.
Three Non-Employees [Member]
Share Based Compensation (Details) [Line Items]
Exercise price (in Dollars per share)	$ 1.25
Options granted	2,250,000
Advisory Company [Member]
Share Based Compensation (Details) [Line Items]
Exercise price (in Dollars per share)		$ 0.01
Options granted		100,000
Director [Member]
Share Based Compensation (Details) [Line Items]
Exercise price (in Dollars per share)			$ 2.92	$ 4.06		$ 5.3
Options granted			100,000	180,000			180,000
2007 Plan [Member]
Share Based Compensation (Details) [Line Items]
Maximum aggregate number of shares							38,700,000
Terms of options, description							The terms of the options shall not exceed ten years from the date of grant.
Stock option vesting related description							25% of the shares subject to the options shall vest on the first anniversary of the vesting commencement date, and 1/48 of the shares subject to the options shall vest each month thereafter over the next three years, provided the optionee continues to be a service provider to the Group. Thus, there is an explicit service condition of 4 years. In addition, the options contain a performance condition whereby vesting will commence upon the earlier to occur of an initial public offering or a change in control as defined in the 2007 Plan, provided there is continued employment of the optionees on such date.
Options granted						9,085,000					610,000
Purchase of aggregate shares											5,500,000
Aggregate intrinsic value (in Dollars)											$ 308				$ 308
Options granted						9,085,000					610,000
Ordinary shares were fully vested						28,534,337					27,456,943
2007 Plan [Member] | Employees, Officers, and Directors [Member]
Share Based Compensation (Details) [Line Items]
Exercise price (in Dollars per share)											$ 0.56
2007 Plan [Member] | Employees, Officers, and Directors [Member] | Minimum [Member]
Share Based Compensation (Details) [Line Items]
Exercise price (in Dollars per share)						$ 0.678
2007 Plan [Member] | Employees, Officers, and Directors [Member] | Maximum [Member]
Share Based Compensation (Details) [Line Items]
Exercise price (in Dollars per share)						$ 0.859
Option Issued
Share Based Compensation (Details) [Line Items]
Share based compensation expense (in Dollars)							$ 5,658
Option Issued
Share Based Compensation (Details) [Line Items]
Purchase of aggregate shares								2,350,000
Aggregate intrinsic value (in Dollars)								$ 4,828
Ordinary Shares Issued in 2017 Plan [Member]
Share Based Compensation (Details) [Line Items]
Ordinary shares were fully vested								3,813,765
General and administrative expenses (in Dollars)								$ 2,231
Selling and marketing expenses (in Dollars)								87
Research and development expenses (in Dollars)								$ 1,687